Ordinary Shares	12 Months Ended
Dec. 31, 2024
Ordinary Shares [Abstract]
Ordinary shares

16. Ordinary shares

The Company was established as a holding company under the laws of Cayman Islands. The Company’s authorized share capital of US$50,000 is divided into (a) 1,000,000,000 Class A Ordinary Shares with a nominal or par value of US$0.008 each and (b) 250,000,000 Class B Ordinary Shares with a nominal or par value of US$0.008 each. On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. As of December 31, 2024, 449,500 Class A Ordinary Shares and 45,000 Class B Ordinary shares were issued and outstanding. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares. Each Class A Ordinary Share has one (1) vote and each Class B Ordinary Share has ten (10) votes. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.

On February 6, 2023, the Company announced the closing of its initial public offering of 4,000,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for a total of $16,000,000 in gross proceeds. The Company raised total net proceeds of $14,098,140 after deducting underwriting discounts and commissions and offering expenses. In addition, the Company granted to its underwriters an option for a period of 45 days after the closing of the initial public offering to purchase up to an additional 600,000 Class A Ordinary Shares at the public offering price, less underwriting discounts. On February 8, 2023, the Company closed its initial public offering of 4,000,000 Class A ordinary shares, par value $0.00004 per Class A ordinary share.

On March 12, 2024, the Company issued an aggregate of 870,000 Class A ordinary shares of the Company to certain employees and consultant for their services with par value of $0.00004 per share.

On May 2, 2024, the Company entered into the Securities Purchase Agreements with eight purchasers, each an unrelated third party to the Company (collectively, the “Purchasers”). Pursuant to the Securities Purchase Agreements, the Purchasers agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Purchasers, an aggregate of 10,380,000 Class A ordinary shares, par value $0.00004 per share (the “Class A Ordinary Shares”), at a purchase price of $0.70 per share, and for an aggregate purchase price of $7,266,000 (the “Offering”). The Offering closed on May 2, 2024. The Company received gross proceeds of approximately $7,266,000 from the issuance and sale of the Class A Ordinary Shares, before deducting the estimated offering expenses payable by the Company.

On November 8, 2024, the Company issued an aggregate of 1,150,000 Class A ordinary shares of the Company to certain employees and consultant for their services with par value of $0.00004 per share.

On December 12, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain institutional investors (collectively, the “Purchasers”). Pursuant to the Securities Purchase Agreements, the Purchasers agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Purchasers, an aggregate of 15,000,000 Class A ordinary shares, par value $0.00004 per share (the “Class A Ordinary Shares”), at a purchase price of $0.18 per share, and for an aggregate purchase price of $ $2,700,000 (the “Offering”). The Offering closed on December 13, 2024. The Company received net proceeds of approximately $2,426,000 from the issuance and sale of the Class A Ordinary Shares, after deducting the estimated offering expenses payable by the Company.

On December 26, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain institutional investors (collectively, the “Purchasers”). Pursuant to the Securities Purchase Agreements, the Purchasers agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Purchasers, an aggregate of 20,000,000 Class A ordinary shares, par value $0.00004 per share (the “Class A Ordinary Shares”), at a purchase price of $0.14 per share, and for an aggregate purchase price of $2,800,000 (the “Offering”). The Offering closed on December 27, 2024. The Company received net proceeds of approximately $2,529,000 from the issuance and sale of the Class A Ordinary Shares, after deducting the estimated offering expenses payable by the Company.

On December 29, 2024, the Company entered into a securities purchase agreement with certain institutional investors named thereto (the “Purchasers”). Pursuant to the Securities Purchase Agreements, the Purchasers agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Purchasers, an aggregate of 25,000,000 Class A ordinary shares, par value $0.00004 per share (the “Class A Ordinary Shares”), at a purchase price of $0.125 per share, and for an aggregate purchase price of $3,125,000 (the “Offering”). The Offering closed on December 30, 2024. The Company has received net proceeds of approximately $2,831,250 from the issuance and sale of the Class A Ordinary Shares on January 2, 2025, after deducting the offering expenses.